Financial risk management objectives and policies - Additional Information (Detail) - HKD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets that are either past due or impaired [line items]
Profit Loss Before Tax	$ 989,253,972	$ 608,965,226	$ 808,585,471
Derivative financial instrument charged to profit or loss	1,165,220,000
Ariana Capital Investment Limited [member] | Derivative Financial Assets [member]
Disclosure of financial assets that are either past due or impaired [line items]
Credit risk exposure of derivative financial instruments	$ 1,165,220,000
Invesment Segment [member]
Disclosure of financial assets that are either past due or impaired [line items]
Concentration risk percentage	46.00%	46.00%
Hong Kong Confederation of Insurance Brokers [member]
Disclosure of financial assets that are either past due or impaired [line items]
Net Asset Value	$ 100,000
Stock Loan [member] | Bank of Qingdao Co Ltd [member]
Disclosure of financial assets that are either past due or impaired [line items]
Stock Loan Percent	100.00%	100.00%
Price Risk [member]
Disclosure of financial assets that are either past due or impaired [line items]
Percentage Of Increase Decrease In Market Value Of Financial Assets At FVTPL	5.00%	5.00%
Profit Loss Before Tax	$ 122,549,000	$ 160,375,800
Percent Of Increase Decrease In Share Price	5.00%
Increase in profit before tax	$ 822,015
Decrease in profit before tax	$ 791,873
Price Risk [member] | Unlisted Equity Shares And Unlisted Debt Securities [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Percentage Of Increase Decrease In Market Value Of Financial Assets At FVTPL	5.00%	5.00%
Profit Loss Before Tax	$ 16,134,896	$ 14,062,095
Currency risk [member] | RMB [member]
Disclosure of financial assets that are either past due or impaired [line items]
Profit Loss Before Tax	11,369	12,405	$ 13,163
Foreign Currency Risk Appreciated And Depreciated			5.00%
Currency risk [member] | TWD [member]
Disclosure of financial assets that are either past due or impaired [line items]
Profit Loss Before Tax	70,348	74,959	$ 277,654
Foreign Currency Risk Appreciated And Depreciated			5.00%
Currency risk [member] | EUR [member]
Disclosure of financial assets that are either past due or impaired [line items]
Profit Loss Before Tax			$ 4,903
Foreign Currency Risk Appreciated And Depreciated			5.00%
Currency risk [member] | AUD [member]
Disclosure of financial assets that are either past due or impaired [line items]
Profit Loss Before Tax	780	$ 3,536	$ 84,996
Foreign Currency Risk Appreciated And Depreciated			5.00%
Credit risk [member]
Disclosure of financial assets that are either past due or impaired [line items]
Fair value of securities pledged	$ 962,442,277